Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Common Stock Held In Employee Benefit & Compensation Trust [Member]
Balance at Dec. 31, 2009	$ 577,059	$ 1,240	$ 1,300,051	$ (232,245)	$ (378,601)	$ (112,511)	$ (875)
Balance, shares at Dec. 31, 2009		124,027,399
Comprehensive income (loss):
Net income	174,660	0	0	0	174,660	0	0
Other comprehensive income:
Unrealized losses on securities, net of tax	2,353	0	0	2,353	0	0	0
Foreign currency translation adjustments	(5,866)	0	0	(5,866)	0	0	0
Stock-based compensation	7,772	4	9,199			(1,431)
Stock-based compensation, shares		407,983
Shares issued in lieu of cash for incentive compensation	0	0	0	0	0	0	0
Shares issued in lieu of cash for incentive compensation, shares		0
Common stock issued to savings and pension plan trusts	2,572	2	2,678	0	0	0	(108)
Common stock issued to savings and pension plan trusts, shares		180,767
Sale of common stock under stock options	3,897	5	3,892	0	0	0	0
Number of Shares, Exercised		447,080
Shares issued in connection with our acquisition of Seadrift and C/G	467,279	240	467,039	0	0	0	0
Shares issued in connection to our acquisition of Seadrift and C/G, shares		23,999,968
Balance at Dec. 31, 2010	1,229,726	1,491	1,782,859	(235,758)	(203,941)	(113,942)	(983)
Balance, shares at Dec. 31, 2010		149,063,000
Comprehensive income (loss):
Net income	153,184	0	0	0	153,184	0	0
Other comprehensive income:
Unrealized losses on securities, net of tax	6,023	0	0	6,023	0	0	0
Foreign currency translation adjustments	(32,202)	0	0	(32,202)	0	0	0
Treasury stock	(29,930)	0	0	0	0	(29,930)	0
Stock-based compensation	6,917	3	7,996			(1,082)
Stock-based compensation, shares		241,851
Shares issued in lieu of cash for incentive compensation	0		0			0
Common stock issued to savings and pension plan trusts	4,414	2	4,410	0	0	0	2
Common stock issued to savings and pension plan trusts, shares		239,219
Sale of common stock under stock options	1,812	3	2,896	0	0	(1,087)	0
Number of Shares, Exercised		316,814
Balance at Dec. 31, 2011	1,339,944	1,499	1,798,161	(261,937)	(50,757)	(146,041)	(981)
Balance, shares at Dec. 31, 2011		149,861,000
Comprehensive income (loss):
Net income	117,641	0	0	0	117,641	0	0
Other comprehensive income:
Unrealized losses on securities, net of tax	(8,823)	0	(11)	(8,812)	0	0	0
Foreign currency translation adjustments	(9,929)	0	0	(9,929)	0	0	0
Treasury stock	(101,697)	0	0	0	0	(101,697)	0
Stock-based compensation	7,964	6	9,720			(1,762)
Stock-based compensation, shares		553,614
Shares issued in lieu of cash for incentive compensation				0	0		0
Common stock issued to savings and pension plan trusts	4,594	4	4,565	0	0	13	12
Common stock issued to savings and pension plan trusts, shares		433,061
Sale of common stock under stock options	157	0	157	0	0	0	0
Number of Shares, Exercised		21,471
Balance at Dec. 31, 2012	$ 1,349,851	$ 1,509	$ 1,812,592	$ (280,678)	$ 66,884	$ (249,487)	$ (969)
Balance, shares at Dec. 31, 2012		150,869,000